Significant production and growth asset acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Jul. 22, 2024	Dec. 31, 2023
Disclosure of detailed information about assets acquisition assets acquired and liabilities assumed [line items]
Interest-bearing liabilities		$ (169)
Tellurian Inc
Disclosure of detailed information about assets acquisition assets acquired and liabilities assumed [line items]
Cash and cash equivalents	$ 24
Receivables	32
Other financial assets	6
Property, plant and equipment	1,367
Intangible assets	6
Lease assets	172
Other assets	62
Payables	(46)
Other financial liabilities	(56)
Provisions	(152)
Tax payable	(2)
Lease liabilities	(178)
Interest-bearing liabilities	(169)
Net assets acquired	1,066
Acquisition cost
Cash paid for shares	876
Loan facility	146
Payments for employee awards	32
Transaction costs	12
Total purchase consideration	$ 1,066